Retirement Plans (Note)	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Retirement Plans
NOTE 16 RETIREMENT PLANS

International Paper sponsors and maintains the Retirement Plan of International Paper Company (the “Pension Plan”), a tax-qualified defined benefit pension plan that provides retirement benefits to substantially all U.S. salaried employees and hourly employees (receiving salaried benefits) hired prior to July 1, 2004, and substantially all other U.S. hourly and union employees who work at a participating business unit regardless of hire date. These employees generally are eligible to participate in the Pension Plan upon attaining
21 years of age and completing one year of eligibility service. U.S. salaried employees and hourly employees (receiving salaried benefits) hired after June 30, 2004 are not eligible to participate in the Pension Plan, but receive a company contribution to their individual savings plan accounts (see Other U.S. Plans); however, salaried employees hired by Temple Inland prior to March 1, 2007 or Weyerhaeuser Company's Cellulose Fibers division prior to December 1, 2011 also participate in the Pension Plan. The Pension Plan provides defined pension benefits based on years of credited service and either final average earnings (salaried employees and hourly employees receiving salaried benefits), hourly job rates or specified benefit rates (hourly and union employees).

The Company also has three unfunded nonqualified defined benefit pension plans: a Pension Restoration Plan available to employees hired prior to July 1, 2004 that provides retirement benefits based on eligible compensation in excess of limits set by the Internal Revenue Service, and two supplemental retirement plans for senior managers (SERP), which is an alternative retirement plan for salaried employees who are senior vice presidents and above or who are designated by the chief executive officer as participants. These nonqualified plans are only funded to the extent of benefits paid, which totaled $21 million, $62 million and $38 million in 2016, 2015 and 2014, respectively, and which are expected to be $38 million in 2017.

The Company will freeze participation, including credited service and compensation, for salaried employees under the Pension Plan, the Pension Restoration Plan and the two SERP plans for all service on or after January 1, 2019. This change will not affect benefits accrued through December 31, 2018. For service after this date, employees affected by the freeze will receive Retirement Savings Account contributions as described later in this Note 16.

Many non-U.S. employees are covered by various retirement benefit arrangements, some of which are considered to be defined benefit pension plans for accounting purposes.

OBLIGATIONS AND FUNDED STATUS

The following table shows the changes in the benefit obligation and plan assets for 2016 and 2015, and the plans’ funded status.

	2016		2015
In millions	U.S. Plans	Non- U.S. Plans	U.S. Plans	Non- U.S. Plans
Change in projected benefit obligation:
Benefit obligation, January 1	$14,438	$204	$14,741	$233
Service cost	158	4	161	6
Interest cost	580	9	597	10
Settlements	(1,222)	(2)	(43)	(12)
Actuarial loss (gain)	495	35	(254)	(1)
Acquisitions	1	—	—	—
Plan amendments	—	(1)	—	—
Benefits paid	(767)	(9)	(764)	(7)
Effect of foreign currency exchange rate movements	—	(21)	—	(25)
Benefit obligation, December 31	$13,683	$219	$14,438	$204
Change in plan assets:
Fair value of plan assets, January 1	$10,923	$155	$10,918	$180
Actual return on plan assets	607	17	(1)	4
Company contributions	771	8	813	9
Benefits paid	(767)	(9)	(764)	(7)
Settlements	(1,222)	(2)	(43)	(12)
Effect of foreign currency exchange rate movements	—	(16)	—	(19)
Fair value of plan assets, December 31	$10,312	$153	$10,923	$155
Funded status, December 31	$(3,371)	$(66)	$(3,515)	$(49)
Amounts recognized in the consolidated balance sheet:
Non-current asset	$—	$6	$—	$7
Current liability	(40)	(3)	(22)	(2)
Non-current liability	(3,331)	(69)	(3,493)	(54)
	$(3,371)	$(66)	$(3,515)	$(49)

Amounts recognized in accumulated other comprehensive income under ASC 715 (pre-tax):
Prior service cost	$125	$—	$166	$—
Net actuarial loss	4,757	61	4,899	42
	$4,882	$61	$5,065	$42

The components of the $183 million and $19 million change related to U.S. plans and non-U.S. plans, respectively, in the amounts recognized in OCI during 2016 consisted of:

In millions	U.S. Plans	Non- U.S. Plans
Current year actuarial (gain) loss	$703	$27
Amortization of actuarial loss	(400)	(1)
Current year prior service cost	—	(1)
Amortization of prior service cost	(41)	—
Settlements	(445)	—
Effect of foreign currency exchange rate movements	—	(6)
	$(183)	$19

The accumulated benefit obligation at December 31, 2016 and 2015 was $13.5 billion and $14.3 billion, respectively, for our U.S. defined benefit plans and $205 million and $189 million, respectively, at December 31, 2016 and 2015 for our non-U.S. defined benefit plans.

The following table summarizes information for pension plans with an accumulated benefit obligation in excess of plan assets at December 31, 2016 and 2015:

	2016		2015
In millions	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Projected benefit obligation	$13,683	$190	$14,438	$182
Accumulated benefit obligation	13,535	177	14,282	168
Fair value of plan assets	10,312	118	10,923	126

ASC 715, “Compensation – Retirement Benefits” provides for delayed recognition of actuarial gains and losses, including amounts arising from changes in the estimated projected plan benefit obligation due to changes in the assumed discount rate, differences between the actual and expected return on plan assets and other assumption changes. These net gains and losses are recognized prospectively over a period that approximates the average remaining service period of active employees expected to receive benefits under the plans to the extent that they are not offset by gains in subsequent years. The estimated net loss and prior service cost that will be amortized from AOCI into net periodic pension cost for the U.S. plans during the next fiscal year are expected to be $341 million and $28 million, respectively.

NET PERIODIC PENSION EXPENSE

Service cost is the actuarial present value of benefits attributed by the plans’ benefit formula to services rendered by employees during the year. Interest cost represents the increase in the projected benefit obligation, which is a discounted amount, due to the passage of time. The expected return on plan assets reflects the computed amount of current-year earnings from the investment of plan assets using an estimated long-term rate of return.

Net periodic pension expense for qualified and nonqualified U.S. and non-U.S. defined benefit plans comprised the following:

	2016		2015		2014
In millions	U.S. Plans	Non- U.S. Plans	U.S. Plans	Non- U.S. Plans	U.S. Plans	Non- U.S. Plans
Service cost	$158	$4	$161	$6	$145	$5
Interest cost	580	9	597	10	600	13
Expected return on plan assets	(815)	(10)	(783)	(11)	(762)	(14)
Actuarial loss / (gain)	400	1	428	1	374	—
Amortization of prior service cost	41	—	43	—	30	—
Curtailment loss / (gain)	—	—	—	—	—	(4)
Settlement loss	445	—	15	—	—	—
Net periodic pension expense (a)	$809	$4	$461	$6	$387	$—

(a) Excludes $1 million in curtailments in 2014 related to the pension freeze remeasurement that were recorded in restructuring and other charges.

The increase in 2016 pension expense reflects a decrease in the discount rate from 4.10% in 2015 to a weighted average of 4.05% in 2016 (4.40% from January 1, 2016 to June 30, 2016, 3.80% from July 1, 2016 to September 30, 2016 and 3.60% from October 1, 2016 to December 31, 2016 for the qualified plan) and a $445 million settlement charge in 2016 related to the previously announced optional lump sum payout partially offset by higher asset returns and lower actuarial losses.
As previously disclosed, in the first quarter of 2016 International Paper announced a voluntary, limited-time opportunity for former employees who are participants in the Retirement Plan of International Paper Company (the Pension Plan) to request early payment of their entire Pension Plan benefit in the form of a single lump sum payment. The amount of total payments under this program was approximately $1.2 billion, and were made from Plan trust assets on June 30, 2016. Based on the level of payments made, settlement accounting rules applied and resulted in a plan remeasurement as of the June 30, 2016 payment date. As a result of settlement accounting, the Company recognized a pro-rata portion of the unamortized net actuarial loss, after remeasurement, resulting in a $439 million non-cash charge to the Company's earnings in the second quarter of 2016. Additional payments of $8 million and $9 million were made during the third and fourth quarters, respectively, due to mandatory cash payouts and a small lump sum payout, and the Pension Plan was subsequently remeasured at September 30, 2016 and December 31, 2016. As a result of settlement accounting, the Company recognized non-cash settlement charges of $3 million in both the third and fourth quarters of 2016.

ASSUMPTIONS

International Paper evaluates its actuarial assumptions annually as of December 31 (the measurement date) and considers changes in these long-term factors based upon market conditions and the requirements for employers’ accounting for pensions. These assumptions are used to calculate benefit obligations as of December 31 of the current year and pension expense to be recorded in the following year (i.e., the discount rate used to determine the benefit obligation as of December 31, 2016 was also the discount rate used to determine net pension expense for the 2017 year).

Major actuarial assumptions used in determining the benefit obligations and net periodic pension cost for our defined benefit plans are presented in the following table:

	2016		2015		2014
	U.S. Plans	Non- U.S. Plans	U.S. Plans	Non- U.S. Plans	U.S. Plans	Non- U.S. Plans
Actuarial assumptions used to determine benefit obligations as of December 31:
Discount rate	4.10%	3.88%	4.40%	4.64%	4.10%	4.72%
Rate of compensation increase	3.75%	4.20%	3.75%	4.12%	3.75%	4.03%
Actuarial assumptions used to determine net periodic pension cost for years ended December 31:
Discount rate (a)	4.05%	4.72%	4.10%	4.72%	4.65%	5.07%
Expected long-term rate of return on plan assets (b)	7.75%	6.55%	7.75%	6.64%	7.75%	7.53%
Rate of compensation increase	3.75%	4.03%	3.75%	4.03%	3.75%	4.13%

(a) Represents the weighted average rate for the U.S. qualified plans in 2016 and 2014 due to the remeasurement in the second, third and fourth quarters of 2016 and the first quarter of 2014.

(b)	Represents the expected rate of return for International Paper's qualified pension plan for 2014. The weighted average rate for the Temple-Inland Retirement Plan was 7.00% for 2014.

The expected long-term rate of return on plan assets is based on projected rates of return for current and planned asset classes in the plan’s investment portfolio. Projected rates of return are developed through an asset/liability study in which projected returns for each of the plan’s asset classes are determined after analyzing historical experience and future expectations of returns and volatility of the various asset classes.

Based on the target asset allocation for each asset class, the overall expected rate of return for the portfolio is developed considering the effects of active portfolio management and expenses paid from plan assets. The discount rate assumption was determined from a universe of high quality corporate bonds. A settlement portfolio is selected and matched to the present value of the plan’s projected benefit payments. To calculate pension expense for 2017, the Company will use an expected long-term rate of return on plan assets of 7.50% for the Retirement Plan of International Paper,
a discount rate of 4.10% and an assumed rate of compensation increase of 3.75%. The Company estimates that it will record net pension expense of approximately $310 million for its U.S. defined benefit plans in 2017, with the decrease from expense of $809 million in 2016 mainly related to no expected settlement charges in 2017 and an increase in the discount rate to 4.10% in 2017 from 4.05% in 2016, partially offset by a reduction in the return on asset assumption to 7.50% in 2017 from 7.75% in 2016.

For non-U.S. pension plans, assumptions reflect economic assumptions applicable to each country.

The following illustrates the effect on pension expense for 2017 of a 25 basis point decrease in the above assumptions:

In millions	2017
Expense/(Income):
Discount rate	$33
Expected long-term rate of return on plan assets	26
Rate of compensation increase	(1)

PLAN ASSETS

International Paper’s Board of Directors has appointed a Fiduciary Review Committee that is responsible for fiduciary oversight of the U.S. Pension Plan, approving investment policy and reviewing the management and control of plan assets. Pension Plan assets are invested to maximize returns within prudent levels of risk.

The Pension Plan maintains a strategic asset allocation policy that designates target allocations by asset class. Investments are diversified across classes and within each class to minimize the risk of large losses. Derivatives, including swaps, forward and futures contracts, may be used as asset class substitutes or for hedging or other risk management purposes. Periodic reviews are made of investment policy objectives and investment manager performance. For non-U.S. plans, assets consist principally of common stock and fixed income securities.

International Paper’s U.S. pension allocations by type of fund at December 31, and target allocations were as follows:

Asset Class	2016	2015	Target Allocations
Equity accounts	51%	48%	43% - 54%
Fixed income accounts	27%	33%	25% - 35%
Real estate accounts	10%	10%	7% - 13%
Other	12%	9%	8% - 17%
Total	100%	100%

The fair values of International Paper’s pension plan assets at December 31, 2016 and 2015 by asset class are shown below. Plan assets included an immaterial amount of International Paper common stock at December 31, 2016 and 2015. Hedge funds disclosed in the following table are allocated equally between equity and fixed income accounts for target allocation purposes.

Fair Value Measurement at December 31, 2016
Asset Class	Total	Quoted Prices in Active Markets For Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
In millions
Equities – domestic	$2,208	$1,380	$828	$—
Equities – international	2,575	1,806	769	—
Corporate bonds	1,018	—	1,018	—
Government securities	870	—	870	—
Mortgage backed securities	41	—	40	1
Other fixed income	245	—	234	11
Commodities	324	—	324	—
Hedge funds	—	—	—	—
Private equity	—	—	—	—
Real estate	—	—	—	—
Derivatives	(71)	—	—	(71)
Cash and cash equivalents	322	322	—	—
Other investments: (a)
Hedge funds	891
Private equity	472
Real estate	1,015
Risk parity funds	402
Total Investments	$10,312	$3,508	$4,083	$(59)

Fair Value Measurement at December 31, 2015
Asset Class	Total	Quoted Prices in Active Markets For Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
In millions
Equities – domestic	$2,150	$1,382	$768	$—
Equities – international	2,563	1,818	745	—
Corporate bonds	1,286	—	1,286	—
Government securities	518	—	518	—
Mortgage backed securities	217	—	217	—
Other fixed income	275	—	265	10
Commodities	118	—	118	—
Hedge funds	—	—	—	—
Private equity	—	—	—	—
Real estate	—	—	—	—
Derivatives	(19)	—	1	(20)
Cash and cash equivalents	975	975	—	—
Other investments: (a)
Hedge funds	894
Private equity	492
Real estate	1,094
Risk parity funds	360
Total Investments	$10,923	$4,175	$3,918	$(10)

(a) In accordance with accounting guidance ASU 2015-07, certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in these tables for these investments are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the reconciliation of changes in the plan's benefit obligations and fair value of plan assets above. This has been restated from prior year.

In accordance with accounting standards, the following investments are measured at NAV and are not classified in the fair value hierarchy. Some of the investments have redemption limitations, restrictions, and notice requirements which are further explained below.

Other Investments at December 31, 2016
Investment	Fair Value	Unfunded Commitments	Redemption Frequency	Remediation Notice Period
Hedge funds	$891	$—	Daily to annually	1 - 100 days
Private equity	472	226	None	None
Real estate	1,015	224	Quarterly	45 - 60 days
Risk parity funds	402	—	Monthly	5 - 15 days
Total	$2,780	$450

Other Investments at December 31, 2015
Investment	Fair Value	Unfunded Commitments	Redemption Frequency	Remediation Notice Period
Hedge funds	$894	$—	Daily to annually	1 - 100 days
Private equity	492	102	None	None
Real estate	1,094	59	Quarterly	45 - 60 days
Risk parity funds	360	—	Monthly	5 - 15 days
Total	$2,840	$161

Equity securities consist primarily of publicly traded U.S. companies and international companies. Publicly traded equities are valued at the closing prices reported in the active market in which the individual securities are traded.

Fixed income consists of government securities, mortgage-backed securities, corporate bonds and common collective funds. Government securities are valued by third-party pricing sources. Mortgage-backed security holdings consist primarily of agency-rated holdings. The fair value estimates for mortgage securities are calculated by third-party pricing sources chosen by the custodian’s price matrix. Corporate bonds are valued using either the yields currently available on comparable securities of issuers with similar credit ratings or using a discounted cash flows approach that utilizes observable inputs, such as current yields of similar instruments, but includes adjustments for certain risks that may not be observable, such as credit and liquidity risks. Common collective funds are valued at the net asset value per share multiplied by the number of shares held as of the measurement date.

Commodities consist of commodity-linked notes and commodity-linked derivatives. Commodities are valued at closing prices determined by calculation agents for outstanding transactions.
Hedge funds are investment structures for managing private, loosely-regulated investment pools that can pursue a diverse array of investment strategies with a wide range of different securities and derivative instruments. These investments are made through funds-of-funds (commingled, multi-manager fund structures) and through direct investments in individual hedge funds. Hedge funds are primarily valued by each fund’s third-party administrator based upon the valuation of the underlying securities and instruments and primarily by applying a market or income valuation methodology as appropriate depending on the specific type of security or instrument held. Funds-of-funds are valued based upon the net asset values of the underlying investments in hedge funds.

Private equity consists of interests in partnerships that invest in U.S. and non-U.S. debt and equity securities. Partnership interests are valued using the most recent general partner statement of fair value, updated for any subsequent partnership interest cash flows.

Real estate includes commercial properties, land and timberland, and generally includes, but is not limited to, retail, office, industrial, multifamily and hotel properties. Real estate fund values are primarily reported by the fund manager and are based on valuation of the underlying investments which include inputs such as cost, discounted cash flows, independent appraisals and market based comparable data.

Risk Parity Funds are defined as engineered beta exposure to a wide range of asset classes and risk premia, including equity, interest rates, credit, and commodities. Risk parity funds seek to provide high risk-adjusted returns while providing a high level of diversification relative to a traditional equity/fixed income portfolio. These funds seek to achieve this objective with the use of modest leverage applied to lower-risk, more diverse asset classes. Investments in Risk parity funds are valued using monthly reported net asset values. Also included in these funds are related derivative instruments which are generally employed as asset class substitutes for managing asset/liability mismatches, or bona fide hedging or other appropriate risk management purposes. Derivative instruments are generally valued by the investment managers or in certain instances by third-party pricing sources.

The following is a reconciliation of the assets that are classified using significant unobservable inputs (Level 3) at December 31, 2016.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

In millions	Mortgage backed securities	Other fixed income	Derivatives	Total
Beginning balance at December 31, 2015	$—	$10	$(20)	$(10)
Actual return on plan assets:
Relating to assets still held at the reporting date	—	1	(66)	(65)
Relating to assets sold during the period	—	—	(24)	(24)
Purchases, sales and settlements	1	—	39	40
Transfers in and/or out of Level 3	—	—	—	—
Ending balance at December 31, 2016	$1	$11	$(71)	$(59)

FUNDING AND CASH FLOWS

The Company’s funding policy for the Pension Plan is to contribute amounts sufficient to meet legal funding requirements, plus any additional amounts that the Company may determine to be appropriate considering the funded status of the plans, tax deductibility, cash flow generated by the Company, and other factors. The

Company continually reassesses the amount and timing of any discretionary contributions. Contributions to the qualified plan totaling $750 million, $750 million and $353 million were made by the Company in 2016, 2015 and 2014, respectively. Generally, International Paper’s non-U.S. pension plans are funded using the projected benefit as a target, except in certain countries where funding of benefit plans is not required.

At December 31, 2016, projected future pension benefit payments, excluding any termination benefits, were as follows:

In millions
2017	$800
2018	788
2019	796
2020	804
2021	812
2022 – 2026	4,137

OTHER U.S. PLANS

International Paper sponsors the International Paper Company Salaried Savings Plan and the International Paper Company Hourly Savings Plan, both of which are tax-qualified defined contribution 401(k) savings plans. Substantially all U.S. salaried and certain hourly employees are eligible to participate and may make elective deferrals to such plans to save for retirement. International Paper makes matching contributions to participant accounts on a specified percentage of employee deferrals as determined by the provisions of each plan. For eligible employees hired after June 30, 2004, the Company makes Retirement Savings Account contributions equal to a percentage of an eligible employee’s pay.

The Company also sponsors the International Paper Company Deferred Compensation Savings Plan, which is an unfunded nonqualified defined contribution plan. This plan permits eligible employees to continue to make deferrals and receive company matching contributions when their contributions to the International Paper Salaried Savings Plan are stopped due to limitations under U.S. tax law. Participant deferrals and company matching contributions are not invested in a separate trust, but are paid directly from International Paper’s general assets at the time benefits become due and payable.

Company matching contributions to the plans totaled approximately $106 million, $100 million and $112 million for the plan years ending in 2016, 2015 and 2014, respectively.